Ford Credit Auto Owner Trust 2010-B

Monthly Investor Report

Collection Period	September 2011
Payment Date	10/17/2011
Transaction Month	15

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,275,731.29
Principal:
Principal Collections	$22,893,527.26
Prepayments in Full	$12,703,189.78
Liquidation Proceeds	$1,074,339.03
Recoveries	$27,751.25

Sub Total	$36,698,807.32

Collections	$39,974,538.61
Purchase Amounts:
Purchase Amounts Related to Principal	$254,602.58
Purchase Amounts Related to Interest	$1,606.84

Sub Total	$256,209.42
Clean-up Call	$0.00
Reserve Account Draw Amount	$0.00
Available Funds - Total	$40,230,748.03

Ford Credit Auto Owner Trust 2010-B

Monthly Investor Report

Collection Period	September 2011
Payment Date	10/17/2011
Transaction Month	15

III. DISTRIBUTIONS

				Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,230,748.03
Servicing Fee	$778,585.49	$778,585.49	$0.00	$0.00	$39,452,162.54
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,452,162.54
Interest - Class A-2 Notes	$37,328.92	$37,328.92	$0.00	$0.00	$39,414,833.62
Interest - Class A-3 Notes	$386,610.00	$386,610.00	$0.00	$0.00	$39,028,223.62
Interest - Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$38,774,317.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,774,317.62
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$38,687,936.45
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,687,936.45
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$38,625,126.70
Third Priority Principal Payment	$5,780,000.34	$5,780,000.34	$0.00	$0.00	$32,845,126.36
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$32,764,403.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,764,403.36
Regular Principal Payment	$27,210,000.00	$27,210,000.00	$0.00	$0.00	$5,554,403.36
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,554,403.36
Residual Released to Depositor	$0.00	$5,554,403.36	$0.00	$0.00	$0.00

Total		$40,230,748.03

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$5,780,000.34
Regular Principal Payment	$27,210,000.00

Total	$32,990,000.34

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$32,990,000.34	$120.71	$37,328.92	$0.14	$33,027,329.26	$120.85
Class A-3 Notes	$0.00	$0.00	$386,610.00	$0.82	$386,610.00	$0.82
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$32,990,000.34	$23.77	$907,758.84	$0.65	$33,897,759.18	$24.43

Ford Credit Auto Owner Trust 2010-B

Monthly Investor Report

Collection Period	September 2011
Payment Date	10/17/2011
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$68,914,927.65	0.2521585	$35,924,927.31	0.1314487
Class A-3 Notes	$473,400,000.00	1.0000000	$473,400,000.00	1.0000000
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$830,384,927.65	0.5983592	$797,394,927.31	0.5745872

Pool Information
Weighted Average APR	4.123%	4.115%
Weighted Average Remaining Term	44.36	43.54
Number of Receivables Outstanding	51,711	50,662
Pool Balance	$934,302,582.19	$896,823,858.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$830,384,927.65	$797,394,927.31
Pool Factor	0.6073494	0.5829861

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$99,428,931.34
Targeted Overcollateralization Amount	$99,428,931.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$99,428,931.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B

Monthly Investor Report

Collection Period	September 2011
Payment Date	10/17/2011
Transaction Month	15

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		145	$553,064.64
(Recoveries)		84	$27,751.25

Net Losses for Current Collection Period			$525,313.39
Cumulative Net Losses Last Collection Period			$4,954,077.67

Cumulative Net Losses for all Collection Periods			$5,479,391.06
Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.67%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.27%	592	$11,367,770.76
61-90 Days Delinquent	0.13%	62	$1,169,294.00
91-120 Days Delinquent	0.06%	28	$509,287.75
Over 120 Days Delinquent	0.07%	34	$590,443.18

Total Delinquent Receivables	1.52%	716	$13,636,795.69

Repossession Inventory:

Repossessed in the Current Collection Period		65	$1,425,460.58
Total Repossessed Inventory		80	$1,803,116.04

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5153%
Preceding Collection Period			0.6037%
Current Collection Period			0.6885%
Three Month Average			0.6025%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2268%
Preceding Collection Period			0.2224%
Current Collection Period			0.2448%
Three Month Average			0.2313%